CAPITAL LEASE (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Capital lease of assets
Loss on transaction		$ 6,500
Finance leasing contract term	2 years
Finance leasing contract carrying amount	$ 23,000
Future minimum lease payments required under non-cancelable capital lease agreements
2019		40,945
2020		23,483
2021		11,842
2022 and thereafter		556
Total minimum lease payments		76,826
Less: amount representing interest		5,024
Present value of net minimum lease payments		71,802
Current portion		37,549
Non-current portion		34,253
Machinery
Capital lease of assets
Leased assets gross		121,938	$ 131,624
Accumulated depreciation		(40,455)	(46,727)
Leased assets net		$ 81,483	$ 84,897
Minimum
Capital lease of assets
Lease terms		2 years
Maximum
Capital lease of assets
Lease terms		4 years